Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001083839
Registrant Name	Nuveen Quality Municipal Income Fund
Registration File Number	333-293724
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A